Schedule of Investments PIMCO Corporate & Income Opportunity Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 34.2%
Aligned Data Centers International LP 7.799% due 05/16/2028 «~		$10,300	$10,329
Altar Bidco, Inc. 9.747% due 02/01/2030 ~		3,450	3,287
Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	198	193
9.802% due 08/15/2028		$16,418	14,758
AP Core Holdings LLC 9.939% due 09/01/2027		33,677	30,577
Apple Bidco LLC 6.825% due 09/23/2031		5,985	5,949
Bausch Health Cos., Inc. TBD% due 09/25/2030		22,000	21,203
BDO U.S.A PC 9.325% due 08/31/2028 «		6,790	6,814
Central Parent, Inc. 7.549% due 07/06/2029 ~		30,449	26,224
Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ		2,209	2,177
8.295% due 12/09/2031		15,800	15,652
Clover Holdings SPV III LLC 15.000% due 12/09/2027		572	585
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 «~	EUR	24,800	31,241
CoreWeave Compute Acquisition Co. LLC TBD% - 10.322% due 05/16/2029 «µ		$27,000	27,121
Cotiviti Corp. TBD% due 03/26/2032		5,300	5,187
Databricks, Inc.
TBD% due 01/03/2031 «µ		1,087	1,096
8.823% due 01/03/2031 «		4,913	4,950
Encina Private Credit LLC TBD% - 8.911% due 11/30/2025 «µ		5,569	5,474
Envision Healthcare Corp. 12.277% due 11/03/2028		24,629	24,999
Finastra U.S.A., Inc.
TBD% - 11.428% due 09/13/2029 «µ		282	282
TBD% - 11.428% due 09/13/2029 «		2,691	2,724
First Brands Group LLC 9.552% due 03/30/2027 ~		2,998	2,794
Forward Air Corp. 8.791% due 12/19/2030 ~		7,354	7,158
Galaxy U.S. Opco, Inc. 9.291% due 07/31/2030		5,558	4,700
Gateway Casinos & Entertainment Ltd. 10.545% due 12/18/2030		14,105	14,282
GFL Environmental, Inc. 6.819% due 02/04/2032		6,000	5,955
Gray Television, Inc. 9.573% due 06/04/2029 ~		7,345	7,124
Hudson's Bay Co. TBD% due 04/03/2026		3,994	3,936
iHeartCommunications, Inc. 10.209% due 05/01/2029		1,910	1,557
Ivanti Software, Inc. 8.817% due 12/01/2027 ~		25,281	19,538
J&J Ventures Gaming LLC 9.439% due 04/26/2028 ~		3,194	3,222
Kaseya, Inc.
TBD% due 03/22/2032		12,000	11,978
9.325% due 03/05/2033		6,900	6,913
Lealand Finance Co. BV 7.439% due 06/30/2027 ~		189	100
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% due 12/31/2027 ~ (c)		2,366	1,029
Lifepoint Health, Inc. 8.052% due 05/17/2031 ~		13,560	13,181
Lumen Technologies, Inc. 6.789% due 04/15/2030		16,050	15,446
Magenta Security Holdings LLC
10.541% due 07/27/2028		283	288
11.301% due 07/27/2028		297	270
Magenta Security Holdings LLC (11.551% Cash) 11.551% due 07/27/2028		387	201

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Magenta Security Holdings LLC (5.791% Cash) 5.791% due 07/27/2028		1,341	384
MH Sub LLC 8.575% due 12/31/2031		5,985	5,515
MPH Acquisition Holdings LLC
8.037% due 12/31/2030		16,579	16,458
9.149% due 12/31/2030		19,312	15,940
Newfold Digital 7.929% due 02/10/2028 «~		10,373	7,728
Obol France 3 SAS 8.058% (EUR003M + 5.000%) due 12/31/2028 ~	EUR	12,437	12,859
Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~	GBP	16,450	21,236
Peraton Corp. 8.175% due 02/01/2028		$8,300	7,406
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	6,500	4,969
Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032		$2,700	2,690
7.549% due 10/28/2030 ~		5	5
Promotora de Informaciones SA 7.964% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	43,000	45,908
Promotora de Informaciones SA (5.714% Cash and 5.000% PIK) 10.714% (EUR003M + 2.970%) due 06/30/2027 ~ (c)		1,682	1,759
Proofpoint, Inc. 7.325% due 08/31/2028 ~		$798	796
SCUR-Alpha 1503 GmbH
8.112% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,400	5,664
9.791% due 03/29/2030 ~		$8,331	7,789
Spruce Bidco, Inc.
TBD% due 01/30/2032 «µ		764	754
6.000% due 02/02/2032	JPY	65,607	432
7.723% due 01/30/2032	CAD	612	420
9.325% due 01/30/2032 «		$3,389	3,347
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 •	EUR	57,321	21,760
10.000% due 06/30/2026 ~		8,827	2,630
Subcalidora 2 SARL 8.105% (EUR003M + 5.750%) due 08/14/2029 «~		18,000	19,561
Syniverse Holdings, Inc. 11.299% due 05/13/2027		$41,022	40,374
Team Health Holdings, Inc. 9.541% due 03/02/2027 ~		6,900	6,735
Tecta America Corp. 7.325% due 02/18/2032		2,700	2,683
The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	15,900	17,148
TBD% due 12/04/2031 ~		$3,900	3,856
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		58,039	54,279
Unicorn Bay 13.000% due 12/31/2026 «	HKD	129,267	16,695
Vista Management Holding, Inc. TBD% due 03/26/2031		$1,600	1,591
Westmoreland Coal Co. 8.000% due 03/15/2029		1,353	507
X Corp. 10.949% due 10/26/2029 ~		21,800	21,691

Total Loan Participations and Assignments (Cost $762,647)			732,063

CORPORATE BONDS & NOTES 33.0%
BANKING & FINANCE 8.0%
ADLER Real Estate GmbH 3.000% due 04/27/2026	EUR	400	424
Alamo Re Ltd.
12.042% due 06/07/2027 ~		$600	630
15.542% due 06/08/2026 ~		300	315
Antares Holdings LP 6.350% due 10/23/2029		1,150	1,151
Armor Holdco, Inc. 8.500% due 11/15/2029		13,000	12,638
Armor RE Ltd.
12.792% due 01/07/2032 •		350	355
14.542% due 05/07/2031 ~		250	263
Bayou Re Ltd. 12.782% due 04/30/2031 •		300	319
BGC Group, Inc. 6.600% due 06/10/2029		1,300	1,336
BOI Finance BV 7.500% due 02/16/2027 (k)	EUR	7,100	7,688
Bonanza RE Ltd. 4.282% due 01/08/2026 ~		$250	203
BPCE SA
5.936% due 05/30/2035 •		800	806

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

6.293% due 01/14/2036 ~		750	776
7.003% due 10/19/2034 •		6,000	6,538
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 ~		500	489
Cape Lookout Re Ltd. 12.282% due 04/05/2027 •		2,200	2,262
CI Financial Corp. 7.500% due 05/30/2029 (k)		3,000	3,147
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		300	30
3.125% due 10/22/2025 ^(d)		200	20
4.800% due 08/06/2030 ^(d)		200	20
6.150% due 09/17/2025 ^(d)		200	20
Credit Suisse AG AT1 Claim		6,636	796
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035		600	602
East Lane Re Ltd. 13.542% due 03/31/2026 ~		300	302
EPR Properties
3.750% due 08/15/2029		100	94
4.500% due 06/01/2027 (k)		400	395
Essential Properties LP 2.950% due 07/15/2031		500	434
Everglades Re Ltd.
14.792% due 05/13/2031 •		1,500	1,583
15.792% due 05/13/2031 •		1,500	1,583
17.042% due 05/13/2027 •		1,500	1,576
F&G Annuities & Life, Inc.
6.250% due 10/04/2034		400	388
6.500% due 06/04/2029		600	611
Ford Motor Credit Co. LLC
5.918% due 03/20/2028		800	804
6.390% due 03/20/2028 •		2,400	2,387
Fortitude Group Holdings LLC 6.250% due 04/01/2030		900	910
GN Bondco LLC 9.500% due 10/15/2031 (k)		16,378	16,399
Greengrove RE Ltd. 12.042% due 04/08/2032 •		400	401
GSPA Monetization Trust 6.422% due 10/09/2029		3,673	3,676
Hampton Roads PPV LLC 6.171% due 06/15/2053 (k)		1,800	1,445
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		2,400	2,374
Hestia Re Ltd.
11.042% due 03/13/2032 ~		250	250
12.542% due 03/13/2032 ~		250	250
14.362% due 04/22/2025 ~		1,878	1,775
Hudson Pacific Properties LP
3.250% due 01/15/2030 (k)		300	207
3.950% due 11/01/2027		200	177
4.650% due 04/01/2029		400	303
5.950% due 02/15/2028 (k)		1,100	956
Integrity RE Ltd. 16.532% due 06/06/2028 ~		400	403
Integrity Re Ltd.
21.292% due 06/08/2026 •		1,100	1,186
27.292% due 06/08/2026 ~		1,100	1,141
Integrity RE Ltd. 29.782% due 06/06/2027 ~		350	348
Intesa Sanpaolo SpA
7.200% due 11/28/2033		1,400	1,554
8.248% due 11/21/2033 •		14,304	16,434
Itau Unibanco Holding SA 6.000% due 02/27/2030		5,000	5,110
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	821	877
Long Walk Reinsurance Ltd. 14.032% due 01/30/2031 •		$1,900	1,930
Longleaf Pine Re Ltd. 21.792% due 05/27/2031 ~		350	371
Marex Group PLC 6.404% due 11/04/2029		700	712
Nature Coast Re Ltd. 14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(b)		300	300
Polestar Re Ltd.
14.792% due 01/07/2028 •		850	879
17.542% due 01/07/2027 •		2,200	2,276
Purple Re Ltd. 13.282% due 06/07/2027 •		400	423
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (k)		1,800	1,922
Sanders Re Ltd. 17.292% due 04/09/2029 •		3,241	3,224

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

SLM Corp. 6.500% due 01/31/2030		700	719
Societe Generale SA 6.691% due 01/10/2034 •(k)		7,100	7,469
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	21,922	7,405
Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$500	523
11.532% due 06/07/2027 •		400	420
13.282% due 06/05/2026 •		400	416
Uniti Group LP
6.000% due 01/15/2030		20,566	17,826
10.500% due 02/15/2028		9,733	10,347
Ursa Re Ltd.
11.782% due 02/22/2028 ~		1,100	1,112
13.542% due 12/07/2028 •		2,300	2,438
Veraison Re Ltd. 9.292% due 03/08/2033 ~		250	251
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		9,172	0
Winston RE Ltd.
14.532% due 02/26/2031 •		280	296
16.032% due 02/26/2031 •		1,700	1,784
Yosemite Re Ltd. 14.887% due 06/06/2025 ~		1,790	1,814

			172,018

INDUSTRIALS 21.1%
Acadia Healthcare Co., Inc. 7.375% due 03/15/2033		3,800	3,801
Air Canada Pass-Through Trust
3.300% due 07/15/2031		67	63
5.250% due 10/01/2030		836	840
Altice France Holding SA
8.000% due 05/15/2027	EUR	10,000	3,308
10.500% due 05/15/2027		$19,600	5,755
Altice France SA
3.375% due 01/15/2028	EUR	700	603
4.000% due 07/15/2029		1,800	1,555
5.125% due 01/15/2029		$2,600	2,044
5.125% due 07/15/2029		2,400	1,883
5.500% due 01/15/2028		8,000	6,403
5.500% due 10/15/2029		4,000	3,175
5.875% due 02/01/2027	EUR	700	676
8.125% due 02/01/2027		$1,100	985
ams-OSRAM AG 12.250% due 03/30/2029		1,200	1,234
Aris Water Holdings LLC 7.250% due 04/01/2030		1,500	1,518
Axon Enterprise, Inc.
6.125% due 03/15/2030		1,200	1,214
6.250% due 03/15/2033		900	912
Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	210
6.500% due 11/21/2033		400	420
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		400	400
British Airways Pass-Through Trust 4.250% due 05/15/2034		45	44
Burberry Group PLC 5.750% due 06/20/2030	GBP	4,529	5,736
Capstone Copper Corp. 6.750% due 03/31/2033		$1,200	1,196
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)		6,168	6,749
Central Parent LLC 8.000% due 06/15/2029		600	527
Chord Energy Corp. 6.750% due 03/15/2033		3,740	3,724
CVS Pass-Through Trust 7.507% due 01/10/2032		1,104	1,177
Deluxe Corp. 8.125% due 09/15/2029		600	604
DISH DBS Corp.
5.250% due 12/01/2026		22,392	20,597
5.750% due 12/01/2028		31,300	26,456
Diversified Gas & Oil Corp. 9.750% due 04/09/2029 «(b)		250	246
Ecopetrol SA
7.750% due 02/01/2032		29,900	29,371
8.375% due 01/19/2036		620	605
ELO SACA 3.250% due 07/23/2027	EUR	10,400	10,692
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (c)		$141	21

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Flora Food Management BV 6.875% due 07/02/2029	EUR	8,600	9,462
Ford Motor Co. 7.700% due 05/15/2097 (k)		$17,631	18,008
goeasy Ltd. 7.375% due 10/01/2030 (b)		2,100	2,063
Greene King Finance PLC 6.399% due 12/15/2034 ~	GBP	350	400
Harbour Energy PLC 6.327% due 04/01/2035 (b)		$500	498
HCA, Inc. 7.500% due 11/15/2095		4,516	4,730
HF Sinclair Corp.
5.750% due 01/15/2031		4,900	4,964
6.250% due 01/15/2035		4,900	4,927
Incora Intermediate LLC 0.000% due 01/31/2030 «		20,326	20,326
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(d)(j)		15,102	21,824
INEOS Finance PLC 5.625% due 08/15/2030	EUR	1,200	1,298
Insulet Corp. 6.500% due 04/01/2033		$400	407
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		32,757	31,202
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	1,571	1,723
JetBlue Airways Corp. 9.875% due 09/20/2031		$8,480	8,378
LifePoint Health, Inc. 8.375% due 02/15/2032		3,700	3,729
Motion Finco SARL 8.375% due 02/15/2032		1,000	973
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		4,750	2,850
11.750% due 10/15/2028 «		300	246
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		21,100	20,055
Noble Finance LLC 8.000% due 04/15/2030		2,600	2,600
NPC Ukrenergo 6.875% due 11/09/2028		1,000	785
Olin Corp. 6.625% due 04/01/2033		800	778
Petroleos Mexicanos
6.700% due 02/16/2032		9,094	7,998
6.840% due 01/23/2030		2,300	2,110
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		4,400	4,156
Rivian Holdings LLC 10.502% due 10/15/2026 ~		11,640	11,741
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,500	1,356
Snap, Inc. 6.875% due 03/01/2033		$1,500	1,501
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		62	57
4.100% due 10/01/2029		875	817
Sunoco LP 6.250% due 07/01/2033		2,800	2,805
Thames Water Utilities Finance PLC
6.500% due 02/09/2032	GBP	100	97
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)		1	1
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		$3,330	2,976
5.750% due 09/30/2039 (k)		17,387	16,757
U.S. Renal Care, Inc. 10.625% due 06/28/2028		3,751	3,207
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	3,200	3,133
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$156	139
4.150% due 02/25/2033		66	63
Valaris Ltd. 8.375% due 04/30/2030		1,100	1,102
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	250,000	15,033
Venture Global LNG, Inc.
7.000% due 01/15/2030		$6,800	6,704
9.500% due 02/01/2029		7,279	7,810
9.875% due 02/01/2032		5,760	6,121
Viridien
7.750% due 04/01/2027	EUR	13,419	14,791
8.500% due 10/15/2030		6,500	7,218
10.000% due 10/15/2030		$5,200	5,333

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Wayfair LLC
7.250% due 10/31/2029	1,200	1,152
7.750% due 09/15/2030	12,250	11,857
WESCO Distribution, Inc. 6.375% due 03/15/2033	4,400	4,426
WEX, Inc. 6.500% due 03/15/2033	700	693
Williams Scotsman, Inc. 6.625% due 04/15/2030	700	708
Yinson Boronia Production BV 8.947% due 07/31/2042	3,469	3,665

		452,497

UTILITIES 3.9%
Chile Electricity Lux MPC SARL 5.580% due 10/20/2035	3,200	3,202
Edison International
5.250% due 11/15/2028	3,531	3,483
6.250% due 03/15/2030	600	608
FORESEA Holding SA 7.500% due 06/15/2030	1,346	1,302
NGD Holdings BV 6.750% due 12/31/2026	964	868
Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)	33,804	28,269
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)	65,839	6,913
Pacific Gas & Electric Co.
4.000% due 12/01/2046	1,006	744
4.300% due 03/15/2045	257	201
4.450% due 04/15/2042	2,491	2,040
4.750% due 02/15/2044	8,891	7,408
Peru LNG SRL 5.375% due 03/22/2030	15,415	14,317
Qwest Corp. 7.375% due 05/01/2030	6,900	5,913
Raizen Fuels Finance SA
6.700% due 02/25/2037	5,000	5,008
6.950% due 03/05/2054	3,300	3,219

		83,495

Total Corporate Bonds & Notes (Cost $785,168)		708,010

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
DISH Network Corp. 3.375% due 08/15/2026	5,900	4,941

Total Convertible Bonds & Notes (Cost $5,900)		4,941

MUNICIPAL BONDS & NOTES 0.8%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	2,100	2,168

CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	55	51
4.214% due 06/01/2050	2,400	1,814

		1,865

MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	6,460	5,169

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	78,700	7,416

Total Municipal Bonds & Notes (Cost $19,621)		16,618

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
3.000% due 01/25/2042 (a)	66	1
3.500% due 02/25/2033 (a)	639	44
4.500% due 07/25/2050 (a)	3,736	859
5.000% due 02/25/2036 ~(a)	154	20
Freddie Mac
0.000% due 07/15/2039 - 03/15/2044 •	4,098	3,125

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

0.019% due 09/15/2042 •	711	388
0.088% due 02/15/2036 •	4,802	4,493
2.637% due 02/15/2034 •(a)	671	65
3.000% due 12/25/2050 (a)	6,380	1,064
3.500% due 10/15/2035 (a)	696	63
6.154% due 11/25/2055 «•	13,164	8,689
9.840% due 01/25/2034 •	5,000	5,782
11.840% due 10/25/2041 •	5,700	6,070
12.004% due 12/25/2027 •	3,334	3,370
12.140% due 11/25/2041 •	15,968	17,147
Ginnie Mae
2.316% due 01/20/2042 •(a)	676	73
3.500% due 09/16/2041 - 06/20/2042 (a)	277	30

Total U.S. Government Agencies (Cost $50,886)		51,283

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
4.775% due 05/25/2036 •	1,381	567
5.585% due 01/25/2035 •	1,755	1,615
Atrium Hotel Portfolio Trust 6.117% due 12/15/2036 •	12,835	12,554
Banc of America Funding Trust
4.675% due 06/26/2036 •	3,766	3,169
5.500% due 01/25/2036	16	16
6.000% due 07/25/2037	290	244
BCAP LLC Trust
3.851% due 03/27/2036 ~	2,015	1,399
4.452% due 03/26/2037 þ	1,143	1,788
4.927% due 02/26/2036 •	1,142	1,056
7.000% due 12/26/2036 ~	1,730	1,085
Bear Stearns ALT-A Trust
4.536% due 08/25/2036 •	2,042	956
4.676% due 11/25/2036 •	443	229
4.814% due 08/25/2046 ~	2,300	1,590
5.409% due 09/25/2035 ~	377	185
5.824% due 11/25/2034 ~	154	149
Bear Stearns Asset-Backed Securities Trust 4.835% due 04/25/2037 •	6,533	5,525
Benchmark Mortgage Trust 2.760% due 02/15/2054 ~	8,388	4,821
Beneria Cowen & Pritzer Collateral Funding Corp. 5.631% due 06/15/2038 •(k)	450	383
BFLD Trust
7.384% due 10/15/2035 •	930	22
8.134% due 10/15/2035 •	4,700	74
8.634% due 10/15/2035 •	4,400	22
CALI Mortgage Trust 3.957% due 03/10/2039 (k)	5,700	5,298
CD Mortgage Trust 5.688% due 10/15/2048	476	445
Chase Mortgage Finance Trust
4.953% due 12/25/2035 •	6	5
6.000% due 02/25/2037	1,190	461
6.000% due 03/25/2037	277	150
6.000% due 07/25/2037	1,016	453
Citigroup Mortgage Loan Trust
4.750% due 03/25/2037 •	215	182
4.841% due 04/25/2037 •	1,144	1,018
5.437% due 11/25/2035 ~	9,728	4,899
6.000% due 11/25/2036 ~	8,526	4,794
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037	994	895
Colony Mortgage Capital Ltd.
6.355% due 11/15/2038 •	1,125	1,078
6.704% due 11/15/2038 •	4,100	3,889
7.400% due 11/15/2038 ~	3,150	2,839
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	1,307	681
Countrywide Alternative Loan Trust
0.815% due 04/25/2037 •(a)	13,309	1,010
4.440% due 06/25/2037 •	576	544
4.854% due 03/20/2046 ~	2,183	1,885
4.975% due 08/25/2035 •	1,227	625
5.373% due 02/25/2036 •	746	564
5.500% due 03/25/2035	376	160
5.500% due 09/25/2035	2,739	1,842
5.750% due 01/25/2035	173	170
5.750% due 02/25/2035	309	206
6.000% due 02/25/2035	407	339
6.000% due 04/25/2036	1,132	508
6.000% due 05/25/2036	2,654	1,239
6.000% due 02/25/2037	1,992	989
6.000% due 04/25/2037	4,004	1,796
6.000% due 08/25/2037 •	6,294	3,075
6.250% due 10/25/2036	1,358	792

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

6.250% due 12/25/2036 ~		2,346	974
6.500% due 08/25/2036		658	203
6.500% due 09/25/2036		310	155
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037		407	167
6.000% due 04/25/2036		199	101
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036		904	471
5.834% due 07/15/2038 •		1,000	904
8.794% due 07/15/2032 •		2,227	2,211
DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	932
5.829% due 10/15/2036 •(k)		1,000	993
Eurosail PLC
5.930% due 06/13/2045 •	GBP	4,487	4,742
8.580% due 06/13/2045 •		1,394	1,485
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036		$940	251
GS Mortgage Securities Corp. Trust 5.566% due 07/15/2035 •(k)		1,298	1,013
GSR Mortgage Loan Trust
4.172% due 03/25/2037 ~		1,161	600
4.752% due 11/25/2035 •		338	285
Hilton USA Trust 2.828% due 11/05/2035 (k)		2,100	1,741
HomeBanc Mortgage Trust 5.635% due 03/25/2035 •		54	36
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037		6,507	2,318
JP Morgan Alternative Loan Trust 4.168% due 03/25/2037 ~		3,740	3,140
JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •(k)		976	958
5.426% due 04/15/2037 •		5,858	5,718
5.974% due 06/15/2038 •		1,100	1,051
7.235% due 10/05/2040 (k)		1,600	1,692
7.617% due 02/15/2035 ~		4,772	4,592
JP Morgan Mortgage Trust
4.513% due 06/25/2036 ~		257	172
5.604% due 02/25/2036 •		732	496
5.615% due 01/25/2037 ~		330	280
6.029% due 10/25/2035 •		5	5
Lehman Mortgage Trust 6.000% due 07/25/2037		26	23
Lehman XS Trust 4.875% due 06/25/2047 •		1,171	1,085
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,815	975
Merrill Lynch Mortgage Investors Trust 4.456% due 03/25/2036 ~		1,629	799
Morgan Stanley Bank of America Merrill Lynch Trust 3.708% due 05/15/2046 ~		1,539	1,468
Morgan Stanley Capital Trust 6.234% due 12/15/2036 •(k)		8,125	911
MortgageIT Mortgage Loan Trust 5.095% due 05/25/2035 •		4	4
Natixis Commercial Mortgage Securities Trust
3.796% due 11/15/2032 ~(k)		7,797	7,284
3.796% due 11/15/2032 ~		772	732
New Orleans Hotel Trust 5.956% due 04/15/2032 •		2,200	2,123
NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •(k)		1,000	993
6.979% due 11/15/2038 •		2,500	2,427
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.485% due 04/25/2035 •		145	146
RBSSP Resecuritization Trust
4.655% due 10/27/2036 •		3,609	1,118
4.674% due 08/27/2037 •		8,000	3,721
Residential Accredit Loans, Inc. Trust
4.815% due 08/25/2036 ~		255	255
4.895% due 05/25/2037 •		149	124
6.000% due 08/25/2036		241	206
6.000% due 05/25/2037		881	713
Residential Asset Securitization Trust
5.750% due 02/25/2036		293	108
6.000% due 02/25/2037		1,474	584
6.250% due 09/25/2037		4,639	1,886
Residential Funding Mortgage Securities, Inc. Trust 4.936% due 02/25/2037 •		1,263	840
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037		3,400	3,243
Structured Adjustable Rate Mortgage Loan Trust
4.515% due 01/25/2036 ~		3,591	1,990
5.168% due 07/25/2035 •		692	601
5.608% due 11/25/2036 ~		1,820	1,391

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Structured Asset Mortgage Investments Trust 4.555% due 08/25/2036 ~	63	55
SunTrust Adjustable Rate Mortgage Loan Trust
5.986% due 02/25/2037 •	137	118
6.240% due 04/25/2037 •	124	61
6.641% due 02/25/2037 ~	904	824
VASA Trust 5.334% due 07/15/2039 ~(k)	1,000	972
Wachovia Mortgage Loan Trust LLC 1.947% due 08/25/2036 •	2,136	718
WaMu Mortgage Pass-Through Certificates Trust
4.028% due 10/25/2036 •	533	465
4.091% due 02/25/2037 ~	422	360
4.148% due 07/25/2037 ~	339	303
5.043% due 07/25/2037 ~	737	659
Washington Mutual Mortgage Pass-Through Certificates Trust
5.475% due 05/25/2047 •	41	53
6.000% due 10/25/2035	780	607
6.000% due 03/25/2036	835	805
6.000% due 02/25/2037	2,210	1,846
WSTN Trust
7.690% due 07/05/2037 ~(k)	3,700	3,771
8.455% due 07/05/2037 ~	3,700	3,783
9.835% due 07/05/2037 ~	3,000	3,113

Total Non-Agency Mortgage-Backed Securities (Cost $198,205)		172,229

ASSET-BACKED SECURITIES 7.8%
CMBS OTHER 0.0%
LNR CDO Ltd. 4.722% due 02/28/2043 •	3,114	21
N-Star REL CDO Ltd. 4.858% due 02/01/2041 •	220	0

		21

HOME EQUITY OTHER 4.0%
Aames Mortgage Investment Trust 5.350% due 10/25/2035 •	600	568
ABFC Trust
5.380% due 07/25/2034 •	87	87
5.410% due 06/25/2035 •	1,055	977
5.485% due 03/25/2035 •	67	59
5.605% due 03/25/2035 •	110	79
ACE Securities Corp. Home Equity Loan Trust
5.140% due 05/25/2035 •	124	122
5.425% due 05/25/2035 •	293	226
Aegis Asset-Backed Securities Trust
5.155% due 08/25/2035 •	64	63
5.395% due 08/25/2035 •	700	109
5.410% due 06/25/2035 •	900	262
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.305% due 11/25/2035 •	1,300	1,218
5.350% due 09/25/2035 •	400	387
5.380% due 07/25/2035 ~	78	77
5.380% due 11/25/2035 •	400	348
5.380% due 01/25/2036 •	1,100	1,014
5.410% due 05/25/2035 •	300	290
5.455% due 01/25/2036 •	1,100	970
5.785% due 03/25/2033 •	26	25
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.125% due 01/25/2036 •	333	339
Asset-Backed Securities Corp. Home Equity Loan Trust
5.335% due 11/25/2035 •	700	673
5.440% due 04/25/2035 •	23	24
5.455% due 05/25/2035 •	251	247
5.515% due 04/25/2035 •	300	272
Bear Stearns Asset-Backed Securities Trust
5.337% due 04/25/2035 •	430	428
5.455% due 10/25/2035 •	162	161
5.515% due 12/25/2035 •	799	765
Citigroup Mortgage Loan Trust 5.410% due 10/25/2035 •	668	446
Countrywide Asset-Backed Certificates Trust
4.780% due 05/25/2037 •	7,589	5,936
5.025% due 05/25/2036 •	270	196
5.236% due 07/25/2035 ~	7,025	5,556
5.335% due 02/25/2036 •	1,200	1,150
5.425% due 05/25/2035 •	46	46
5.530% due 05/25/2035 •	136	133
5.545% due 08/25/2035 •	365	360
Encore Credit Receivables Trust
5.170% due 07/25/2035 •	79	74
5.485% due 07/25/2035 •	229	194

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

FBR Securitization Trust
5.365% due 09/25/2035 •	1,900	1,685
5.410% due 11/25/2035 •	1,000	549
Fremont Home Loan Trust
4.585% due 01/25/2037 ~	5,021	2,277
4.915% due 02/25/2036 •	12,564	8,644
5.110% due 01/25/2036 •	1,400	1,150
5.395% due 04/25/2035 •	1,300	1,118
5.500% due 06/25/2035 ~	174	169
GSAMP Trust
4.575% due 12/25/2036 ~	1,213	645
5.380% due 11/25/2035 •	800	747
IndyMac Residential Asset Backed Trust
4.595% due 07/25/2037 •	2,295	1,256
5.140% due 03/25/2036 •	302	229
JP Morgan Mortgage Acquisition Corp.
5.335% due 09/25/2035 •	700	626
6.330% due 07/25/2036 þ	93	25
Long Beach Mortgage Loan Trust
5.035% due 01/25/2036 •	3,495	3,172
5.350% due 08/25/2035 •	1,000	919
5.560% due 04/25/2035 •	1,900	1,840
MASTR Asset-Backed Securities Trust
5.335% due 10/25/2035 ~	400	366
5.410% due 05/25/2035 •	79	82
5.440% due 03/25/2035 •	475	472
5.455% due 03/25/2035 •	208	161
5.485% due 05/25/2035 •	400	394
5.515% due 03/25/2035 •	479	433
Merrill Lynch Mortgage Investors Trust
3.872% due 03/25/2037 þ	5,821	1,172
4.755% due 04/25/2037 •	1,398	663
5.380% due 02/25/2036 •	161	160
5.470% due 02/25/2036 •	80	75
Morgan Stanley ABS Capital, Inc. Trust
4.585% due 10/25/2036 ~	5,290	2,752
5.470% due 03/25/2035 ~	253	225
5.530% due 01/25/2035 •	261	228
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~	2,044	1,140
New Century Home Equity Loan Trust
5.080% due 12/25/2035 •	343	329
5.110% due 12/25/2035 •	573	488
5.215% due 03/25/2035 •	148	147
5.380% due 06/25/2035 •	167	174
5.380% due 09/25/2035 •	869	863
5.410% due 06/25/2035 •	291	282
5.455% due 06/25/2035 •	365	352
5.560% due 03/25/2035 •	222	216
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.350% due 05/25/2035 •	540	412
NovaStar Mortgage Funding Trust 5.095% due 01/25/2036 •	74	73
Park Place Securities, Inc.
5.170% due 09/25/2035 ~	574	560
5.380% due 09/25/2035 •	600	539
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.155% due 05/25/2035 •	109	108
5.230% due 07/25/2035 ~	12	12
5.260% due 07/25/2035 ~	700	666
5.410% due 07/25/2035 •	400	325
People's Choice Home Loan Securities Trust 5.410% due 05/25/2035 •	300	197
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	11,496	2,996
7.238% due 09/25/2037 þ	7,646	3,072
Residential Asset Securities Corp. Trust 5.380% due 12/25/2035 •	525	385
Saxon Asset Securities Trust 2.133% due 11/25/2035 •	700	624
Securitized Asset-Backed Receivables LLC Trust 4.855% due 03/25/2036 •	12,132	11,430
Soundview Home Loan Trust
5.365% due 11/25/2035 •	47	47
5.410% due 11/25/2035 •	400	394

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Structured Asset Investment Loan Trust 5.410% due 06/25/2035 •		3,756	3,329

			85,275

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 6.235% due 08/25/2037 •		4	4

			4

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust
4.755% due 10/25/2036 ~		2,591	1,704
5.485% due 03/25/2035 •		661	611
Securitized Asset-Backed Receivables LLC Trust 5.410% due 12/25/2034 •		152	129

			2,444

OTHER ABS 3.7%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	563
Apidos CLO 0.000% due 01/20/2031 ~		$8,800	3,068
Belle Haven ABS CDO Ltd. 1.400% due 07/05/2046 •		324,260	781
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	756
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	918
0.010% due 03/31/2038 ~		2,441	110
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	134
Crown City CLO 0.000% due 04/20/2035 ~		$1,600	705
Dryden Senior Loan Fund 0.000% due 07/17/2031 ~		14,311	3,391
Glacier Funding CDO Ltd. 7.770% due 08/04/2035 •		7,164	636
GreenSky Home Improvement Trust
5.870% due 06/25/2059		900	913
6.360% due 06/25/2059		500	510
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 •		1,100	635
Marble Point CLO Ltd. 0.000% due 01/22/2052 ~		5,200	2,942
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	14
Orient Point CDO Ltd. 5.124% due 10/03/2045 •		114,425	33,493
Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		1,987	1,917
8.491% due 06/16/2031		6,198	6,282
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	3,338
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	1,454
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	725
0.000% due 10/15/2048 «(g)		3	819
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		3,226	268
South Coast Funding Ltd. 5.613% due 08/06/2039 •		1,077	344
Taberna Preferred Funding Ltd.
4.925% due 12/05/2036 •		9,404	8,275
4.945% due 08/05/2036 •		7,842	7,096

			80,087

Total Asset-Backed Securities (Cost $255,937)			167,831

SOVEREIGN ISSUES 9.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		8,359	5,323
1.000% due 07/09/2029		1,216	945
3.500% due 07/09/2041 þ		17,491	10,160
4.125% due 07/09/2046 þ		112	69
5.000% due 01/09/2038 þ		22,691	14,973
Avenir Issuer Ireland DAC 6.000% due 10/25/2027		4,400	4,155
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	215,600	3,442
13.000% due 01/30/2026		214,660	3,430

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Dominican Republic International Bond
6.950% due 03/15/2037		$5,000	5,055
7.150% due 02/24/2055		800	803
10.500% due 03/15/2037	DOP	1,315,900	21,342
10.750% due 06/01/2036		181,800	2,988
11.250% due 09/15/2035		58,400	991
Egypt Government International Bond
6.375% due 04/11/2031	EUR	800	735
8.625% due 02/04/2030		$1,700	1,647
9.450% due 02/04/2033		3,800	3,591
El Salvador Government International Bond
9.250% due 04/17/2030		7,000	7,308
9.650% due 11/21/2054		4,500	4,519
Ghana Government International Bond
0.000% due 07/03/2026 (g)		86	81
0.000% due 01/03/2030 (g)		150	116
5.000% due 07/03/2029 þ		871	762
5.000% due 07/03/2035 þ		1,253	893
Mexico Government International Bond 4.625% due 05/04/2033	EUR	5,000	5,288
Mongolia Government International Bond 6.625% due 02/25/2030		$1,100	1,080
Paraguay Government International Bond 6.650% due 03/04/2055		300	301
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,600	1,237
6.950% due 08/12/2031		8,600	2,503
Republic of Uzbekistan International Bond 5.100% due 02/25/2029	EUR	6,000	6,472
Romania Government International Bond
5.125% due 09/24/2031		4,180	4,373
5.250% due 03/10/2030		14,150	15,424
5.250% due 05/30/2032		2,300	2,399
5.375% due 03/22/2031 (k)		3,340	3,581
5.625% due 02/22/2036		1,350	1,352
5.625% due 05/30/2037		2,700	2,667
5.875% due 07/11/2032 (b)		8,300	8,915
6.250% due 09/10/2034		3,800	4,079
6.375% due 09/18/2033 (k)		2,600	2,869
Russia Government International Bond
5.625% due 04/04/2042		$13,400	9,380
5.875% due 09/16/2043		200	137
Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	490,700	12,165
45.031% due 05/20/2026 ~		700	19
45.031% due 08/19/2026 ~		500	13
45.031% due 05/17/2028 ~		98,200	2,448
Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$766	394
0.000% due 02/01/2034 þ(h)		2,861	1,137
0.000% due 02/01/2035 þ(h)		2,418	1,342
0.000% due 02/01/2036 þ(h)		2,015	1,113
1.750% due 02/01/2029 þ(k)		3,298	2,144
1.750% due 02/01/2034 þ		3,769	2,017
1.750% due 02/01/2035 þ		3,287	1,725
1.750% due 02/01/2036 þ		3,663	1,896
Venezuela Government International Bond 9.250% due 09/15/2027 ^(d)		598	126

Total Sovereign Issues (Cost $183,969)			191,924

		SHARES
COMMON STOCKS 7.4%
COMMUNICATION SERVICES 1.7%
Clear Channel Outdoor Holdings, Inc. (e)		1,167,686	1,296
iHeartMedia, Inc. 'A' (e)		275,106	454
iHeartMedia, Inc. 'B' «(e)		213,502	310
Oi SA (e)		10,875,213	1,906
Promotora de Informaciones SA 'A' (e)		1,233,318	495
Syniverse Holdings, Inc. «(j)		6,355,772	6,183
Windstream Services LLC «(e)		1,181,266	26,502

			37,146

CONSUMER DISCRETIONARY 0.0%
West Marine «(e)(j)		13,000	82

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(e)(j)		97,336,701	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

FINANCIALS 1.5%
Banca Monte dei Paschi di Siena SpA	2,152,500	16,995
Intelsat Emergence SA «(j)	460,477	15,511
MNEQ Holdings, Inc. «(e)(j)	8,724	39
UBS Group AG	4,114	125

		32,670

HEALTH CARE 2.8%
Amsurg Equity «(e)(j)	1,271,774	59,458

INDUSTRIALS 1.4%
Clover Holdings, Inc. «(e)(j)	37,854	644
Drillco Holding Lux SA «(j)	76,260	1,921
Foresea Holdings SA «	31,696	799
Incora New Equity «(e)(j)	704,040	25,160
Mcdermott International Ltd. (e)	461	8
Westmoreland Mining Holdings «(e)(j)	44,693	47
Westmoreland Mining LLC «(e)(j)	45,087	148

		28,727

Total Common Stocks (Cost $162,235)		158,083

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «	1,687	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	1,383	3

Total Warrants (Cost $10,164)		3

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.4%
ADLER Group SA «	3,916,182	0
AGFC Capital Trust 6.314% due 01/15/2067 ~	1,800,000	1,270
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	110,000	100
Compeer Financial ACA 4.875% due 08/15/2026 •(i)	4,400,000	4,279
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	1,000,000	997
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	1,698,400	2,067

		8,713

INDUSTRIALS 0.2%
SVB Financial Trust
0.000% due 11/07/2032 (g)	51,920	1
11.000% due 11/07/2032	9,947	4,874

		4,875

Total Preferred Securities (Cost $14,536)		13,588

REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
Uniti Group, Inc.	424,278	2,138
VICI Properties, Inc.	210,228	6,858

Total Real Estate Investment Trusts (Cost $4,199)		8,996

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
U.S. TREASURY BILLS 0.8%
4.291% due 04/17/2025 - 06/05/2025 (f)(g)(n)	$18,091	18,002

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $18,003)		18,002

Total Investments in Securities (Cost $2,471,470)		2,243,571

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III	7,824,026	76,159

Total Short-Term Instruments (Cost $76,077)		76,159

Total Investments in Affiliates (Cost $76,077)		76,159

Total Investments 108.2% (Cost $2,547,547)		$2,319,730
Financial Derivative Instruments (l)(m) (0.7)%(Cost or Premiums, net $(19,034))		(15,395)
Other Assets and Liabilities, net (7.5)%		(160,771)

Net Assets Applicable to Common Shareholders 100.0%		$2,143,564

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$53,141	$59,458	2.77%
Clover Holdings, Inc.	12/09/2024	568	644	0.03
Drillco Holding Lux SA	06/08/2023	1,523	1,921	0.09
Incora New Equity	01/31/2025	34,199	25,160	1.17
Incora Top Holdco LLC 0.000% due 01/30/2033	01/31/2025	15,102	21,824	1.02
Intelsat Emergence SA	06/19/2017 - 02/23/2024	31,412	15,511	0.72
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	97	39	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	6,262	6,183	0.29
West Marine	09/12/2023	187	82	0.00
Westmoreland Mining Holdings	07/29/2015-03/26/2019	1,161	47	0.00
Westmoreland Mining LLC	06/30/2023	299	148	0.01

$143,951	$131,017	6.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	5.360%	02/06/2025	05/02/2025	$(427)	$(430)
BRC	4.300	02/19/2025	TBD(2)	(3,261)	(3,261)
CDC	4.700	02/19/2025	05/20/2025	(1,645)	(1,654)
4.760	03/18/2025	07/16/2025	(6,717)	(6,729)
4.800	03/28/2025	05/20/2025	(2,675)	(2,676)
4.860	03/18/2025	07/16/2025	(14,963)	(14,991)
4.870	03/28/2025	07/16/2025	(7,385)	(7,389)
IND	4.770	03/06/2025	06/04/2025	(18,255)	(18,318)
4.770	03/17/2025	06/17/2025	(26)	(27)
MSB	5.060	10/29/2024	04/28/2025	(4,887)	(4,992)
5.060	02/26/2025	04/28/2025	(4,526)	(4,548)
5.160	10/29/2024	04/28/2025	(7,247)	(7,403)
5.210	10/29/2024	04/28/2025	(711)	(726)
5.260	10/29/2024	04/28/2025	(3,175)	(3,243)
MYI	2.000	12/20/2024	TBD(2)	(429)	(431)
3.300	01/29/2025	TBD(2)	(2,136)	(2,148)
SOG	4.640	02/18/2025	04/21/2025	(2,282)	(2,295)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

UBS				2.570			03/12/2025	TBD(2)	EUR	(5,827)	(6,310)
				2.874			03/21/2025	06/23/2025	(6,080)		(6,580)

Total Reverse Repurchase Agreements											$(94,151)

(k)	Securities with an aggregate market value of $108,124 and cash of $738 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(245,002) at a weighted average interest rate of 5.207%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%		$900	$(9)	$22	$13	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.393		1,400	5	6	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.852		600	0	4	4	0	(7)
Boeing Co.	1.000	Quarterly	06/20/2030	0.920		20,300	36	47	83	2	(12)

							$32	$79	$111	$2	$(19)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	47,300	$(1,300)	$(102)	$(1,402)	$206	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		15,700	1,524	3,176	4,700	0	(97)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	565	1,456	0	(56)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	799	2,250	3,049	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	06/17/2025		$8,580	135	(119)	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	82	84	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		44,400	722	(1,523)	(801)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	328	1,198	1,526	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	647	645	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(2,230)	(2,353)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	1,039	1,034	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027		90,000	(893)	1,699	806	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(2)	306	304	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(869)	(920)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(2,633)	(2,353)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	3,269	(4,148)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	3,915	3,904	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	5,985	5,968	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(1,214)	309	85	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(16,487)	(7,760)	141	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	926	194	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	13,795	14,148	372	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	599	539	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	947	946	0	(8)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	2,330	3,482	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	13,838	12,473	0	(153)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	19,996	20,866	0	(205)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	1,057	(8,489)	145	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(9,767)	(13,792)	809	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	656	653	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	7,003	6,866	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	10,967	10,898	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	10,820	10,706	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	3,006	2,977	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	6,390	7,929	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	57,896	58,858	0	(693)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	2,600	0	(33)	(33)	1	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	(28)	(28)	1	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	(60)	(60)	2	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(379)	(47)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,377	2,769	0	(37)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	1,281	2,888	0	(46)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	(29)	120	0	(6)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	2,947	3,649	0	(41)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	3,074	3,554	0	(20)

							$(2,433)	$148,524	$146,091	$1,789	$(1,980)

Total Swap Agreements							$(2,401)	$148,603	$146,202	$1,791	$(1,999)

Cash of $48,910 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2025			$56		JPY	8,388	$0		$0
		05/2025		JPY	8,360		$56		0		0
BOA		04/2025		DOP	32,575		512		0		(1)
		04/2025		JPY	64,787		440		8		0
		04/2025			$1,055		EUR	977	1		0
		05/2025		HKD	121,871		$15,686		5		0
BPS		04/2025		EUR	247,182		259,190		0		(8,088)
		04/2025		IDR	361,766		22		0		0
		04/2025			$49		IDR	808,888	0		(1)
		04/2025			20		JPY	2,994	0		0
		04/2025			466		TRY	17,764	2		0
		05/2025		JPY	2,984		$20		0		0
		05/2025		TRY	537		14		0		0
		05/2025			$22		IDR	362,246	0		0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

BRC	04/2025	TRY	110,630	$2,883	0	(27)
04/2025	$4,678	EUR	4,302	0	(26)
04/2025	2,427	TRY	93,721	14	(15)
05/2025	TRY	112,703	$2,806	0	(17)
05/2025	$24,570	TRY	966,975	0	(632)
06/2025	TRY	169,429	$4,050	0	(19)
06/2025	$5,159	TRY	203,696	0	(242)
BSH	04/2025	AUD	303	$192	3	0
04/2025	$201	JPY	30,157	0	0
05/2025	JPY	30,055	$201	0	0
06/2025	PEN	6,654	1,803	0	(5)
CBK	04/2025	DOP	141,199	2,250	26	0
04/2025	EUR	8,874	9,588	0	(8)
04/2025	IDR	430,431	26	0	0
04/2025	PEN	6,653	1,789	0	(21)
04/2025	$541	CAD	771	0	(5)
04/2025	26	IDR	430,431	0	0
05/2025	CAD	770	$541	5	0
05/2025	DOP	90,435	1,438	17	0
05/2025	$16,145	EUR	14,885	0	(24)
05/2025	22	IDR	361,354	0	0
06/2025	PEN	763	$207	0	0
DUB	04/2025	CAD	166	115	0	0
04/2025	EUR	3,192	3,349	0	(103)
04/2025	$191	AUD	303	0	(2)
04/2025	19	IDR	319,174	0	0
05/2025	AUD	303	$191	2	0
GLM	04/2025	BRL	7,023	1,226	0	(5)
04/2025	IDR	231,258	14	0	0
04/2025	TRY	3,334	83	0	(2)
04/2025	$1,223	BRL	7,023	8	0
04/2025	14	IDR	225,277	0	0
04/2025	76	TRY	2,971	1	0
05/2025	DOP	302,138	$4,808	67	0
05/2025	$14	IDR	231,467	0	0
07/2025	DOP	442,554	$6,899	27	0
08/2025	157,323	2,467	39	0
09/2025	463,196	7,221	86	0
JPM	04/2025	CAD	605	423	3	0
04/2025	IDR	26,472	2	0	0
04/2025	TRY	6,429	160	0	(5)
04/2025	$275,520	EUR	255,442	690	0
04/2025	2	IDR	26,472	0	0
04/2025	117	JPY	17,636	1	0
05/2025	EUR	255,442	$275,968	0	(689)
05/2025	JPY	17,577	117	0	(1)
05/2025	TRY	45,548	1,177	27	0
05/2025	$4,884	TRY	215,279	531	0
06/2025	196	MXN	4,052	0	0
06/2025	2,223	TRY	88,013	0	(78)
MBC	04/2025	EUR	11,376	$12,312	33	(22)
04/2025	$1,124	EUR	1,029	0	(12)
MYI	04/2025	GBP	26,891	$34,074	0	(663)
04/2025	$9,571	EUR	8,874	24	0
05/2025	EUR	8,874	$9,587	0	(24)
SCX	04/2025	BRL	7,054	1,228	0	(8)
04/2025	$1,207	BRL	7,054	29	0
04/2025	31	JPY	4,621	0	0
05/2025	JPY	4,605	$31	0	0
06/2025	BRL	7,144	1,207	0	(29)
SSB	04/2025	$34,775	GBP	26,891	0	(39)
05/2025	GBP	26,891	$34,772	38	0
UAG	04/2025	$25	TRY	1,010	1	0

Total Forward Foreign Currency Contracts	$1,688	$(10,813)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.691%	$8,500	$(351)	$154	$0	$(197)
BPS	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805	900	1	1	2	0
BRC	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.691	9,500	(392)	172	0	(220)
Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276	2,000	1	(2)	0	(1)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570	2,000	(10)	29	19	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.057	7,400	0	423	423	0
Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.003	2,541	0	17	17	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733		1,000	140	(48)	92	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859		900	(25)	31	6	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326		3,500	(30)	18	0	(12)
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.161	EUR	300	(6)	10	4	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859		$200	(6)	7	1	0
MYC	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859		400	(10)	13	3	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.280		2,600	(507)	235	0	(272)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		500	1	0	1	0
MYI	Turkey Government International Bond	1.000	Quarterly	12/20/2033	3.719		3,000	(597)	82	0	(515)

								$(1,791)	$1,142	$568	$(1,217)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «		0.110%	Monthly	05/25/2046		$17,844	$(4,714)	$3,313	$0	$(1,401)
GST	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045		6,575	(312)	(170)	0	(482)
	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		1,510	(396)	277	0	(119)
MEI	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		20,799	(5,491)	3,858	0	(1,633)
MYC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		22,642	(3,929)	2,151	0	(1,778)

								$(14,842)	$9,429	$0	$(5,413)

Total Swap Agreements								$(16,633)	$10,571	$568	$(6,630)

(n)

Securities with an aggregate market value of $16,313 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments				$0			$539,302	$192,761		$732,063
Corporate Bonds & Notes
Banking & Finance				0			172,018	0		172,018
Industrials				0			407,005	45,492		452,497
Utilities				0			83,495	0		83,495
Convertible Bonds & Notes
Industrials				0			4,941	0		4,941
Municipal Bonds & Notes
Arizona				0			2,168	0		2,168
California				0			1,865	0		1,865
Michigan				0			5,169	0		5,169
West Virginia				0			7,416	0		7,416
U.S. Government Agencies				0			42,594	8,689		51,283
Non-Agency Mortgage-Backed Securities				0			172,229	0		172,229
Asset-Backed Securities
CMBS Other				0			21	0		21
Home Equity Other				0			85,275	0		85,275
Home Equity Sequential				0			4	0		4
Whole Loan Collateral				0			2,444	0		2,444
Other ABS				0			73,469	6,618		80,087
Sovereign Issues				0			191,924	0		191,924
Common Stocks
Communication Services				4,151			0	32,995		37,146
Consumer Discretionary				0			0	82		82
Financials				17,120			0	15,550		32,670
Health Care				0			0	59,458		59,458
Industrials				0			8	28,719		28,727
Warrants
Financials				0			0	3		3
Preferred Securities
Banking & Finance				0			8,713	0		8,713
Industrials				0			4,875	0		4,875

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Real Estate Investment Trusts
Real Estate				8,996			0	0	8,996
Short-Term Instruments
U.S. Treasury Bills				0			18,002	0	18,002

				$30,267			$1,822,937	$390,367	$2,243,571
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$76,159			$0	$0	$76,159

Total Investments				$106,426			$1,822,937	$390,367	$2,319,730

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0			1,791	0	1,791
Over the counter				0			1,816	440	2,256

				$0			$3,607	$440	$4,047
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0			(1,999)	0	(1,999)
Over the counter				0			(12,030)	(5,413)	(17,443)

				$0			$(14,029)	$(5,413)	$(19,442)

Total Financial Derivative Instruments				$0			$(10,422)	$(4,973)	$(15,395)

Totals				$106,426			$1,812,515	$385,394	$2,304,335

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$129,149	$79,174	$(82,677)	$493	$1,661	$13,675	$51,286	$0	$192,761	$473
Corporate Bonds & Notes
Banking & Finance	21,751	0	(21,917)	0	95	71	0	0	0	0
Industrials	56,781	35,673	(49,301)	(102)	(15,485)	14,830	3,096	0	45,492	6,723
U.S. Government Agencies	8,209	0	(156)	30	50	556	0	0	8,689	546
Non-Agency Mortgage-Backed Securities	905	127	(285)	85	(23)	(25)	0	(784)	0	0
Asset-Backed Securities
Home Equity Other	28	0	(4)	0	0	1	0	(25)	0	0
Other ABS	7,208	0	0	40	0	(630)	0	0	6,618	(630)

Common Stocks
Communication Services (3)	25,702	374	0	0	0	6,919	0	0	32,995	6,920
Consumer Discretionary(4)	20,686	0	(21,098)	0	16,187	(15,693)	0	0	82	0
Energy	178	0	(192)	0	103	(89)	0	0	0	0
Financials	17,126	97	0	0	0	(1,673)	0	0	15,550	(1,673)
Health Care	62,958	0	0	0	0	(3,500)	0	0	59,458	(3,500)
Industrials	2,816	34,766	0	0	0	(8,863)	0	0	28,719	(8,863)
Warrants
Financials	3	0	0	0	0	0	0	0	3	0
Preferred Security
Industrials	0	0	0	0	(5,585)	5,585	0	0	0	5,585

	$353,500	$150,211	$(175,630)	$546	$(2,997)	$11,164	$54,382	$(809)	$390,367	$5,581
Financial Derivative Instruments - Assets
Over the counter	$571	$9	$0	$0	$0	$(140)	$0	$0	$440	$(139)

Financial Derivative Instruments - Liabilities
Over the counter	$(4,580)	$313	$(125)	$0	$858	$(1,879)	$0	$0	$(5,413)	$(1,213)

Totals	$349,491	$150,533	$(175,755)	$546	$(2,139)	$9,145	$54,382	$(809)	$385,394	$4,229

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$59,903	Discounted Cash Flow	Discount Rate		7.360 - 14.360	9.352
	43,984	Indicative Market Quotation	Broker Quote		74.500 - 100.500	93.137
	19,538	Other Valuation Techniques(5)	-		-	-
	4,953	Recent Transaction	Purchase Price		98.750	-
	64,383	Third Party Vendor	Broker Quote		37.500 - 116.500	108.374
Corporate Bonds & Notes
Industrials	42,150	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.500/20.750	-
	3,096	Indicative Market Quotation	Broker Quote		60.000 - 82.000	61.748
	246	Proxy pricing	Base Price		98.000	-
U.S. Government Agencies	8,689	Discounted Cash Flow	Discount Rate		11.350	-
Asset-Backed Securities
Other ABS	6,618	Discounted Cash Flow	Discount Rate		12.000 - 20.000	17.793
Common Stocks

Communication Services	26,502	Comparable Companies	EBITDA Multiple		4.609	-
	6,183	Discounted Cash Flow	Discount Rate		13.210	-
	310	Reference instrument	Stock Price w/Liquidity Discount		12.000	-
Consumer Discretionary	82	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.500/20.750	-
Financials	15,511	Comparable Companies	EBITDA Multiple	X	4.660	-
	39	Indicative Market Quotation	Broker Quote		$4.500	-
Health Care	59,458	Comparable Companies	EBITDA Multiple	X	14.000	-
Industrials	644	Comparable Companies	EBITDA Multiple	X	11.000/9.750	-
	25,160	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	-
	2,915	Indicative Market Quotation	Broker Quote		1.063 - 25.188	2.742
Warrants
Financials	3	Option Pricing Model	Volatility		32.500	-
Financial Derivative Instruments- Assets

Over the counter

440

Indicative Market Quotation

Broker Quote

0.329 - 5.703

5.598

Financial Derivative Instruments– Liabilities

Over the counter

(5,413)

Indicative Market Quotation

Broker Quote

$

92.000-92.500

92.045

Total	$385,394

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Security type updated from Industrials to Communication Services.
(4)		Security type updated from Industrials to Consumer Discretionary.
(5)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$152,937	$832,698	$(909,600)	$112	$12	$76,159	$8,552	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
DOP	Dominican Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CMBS	Collateralized Mortgage-Backed Security	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate